Managers California Intermediate Tax-Free Fund (Prospectus Summary) | Managers California Intermediate Tax-Free Fund
Managers California Intermediate Tax-Free Fund
INVESTMENT OBJECTIVE
The Managers California Intermediate Tax-Free Fund's (the "Fund") investment objective is to achieve income free from Federal and California state income taxes, including the alternative minimum tax ("AMT").
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers California Intermediate Tax-Free Fund
Management Fee		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.91%
Fee Waiver and Expense Reimbursements	[2]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.56%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2013 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.55% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers California Intermediate Tax-Free Fund	57	255	470	1,087

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in intermediate-term
California municipal bonds that are free from both Federal and California state income taxes, including the AMT. This policy is a fundamental policy of the Fund and may not be changed without shareholder approval.

The Fund is intended for California residents. The bonds in which the Fund typically invests have a rating comparable to the four highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's
Corporation ("S&P"), with a dollar-weighted average maturity of 3 to 10 years.
The Fund is structured as a non-diversified fund and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. Although the Fund is structured as a non-diversi-fied fund, it is likely to be diversifled most of the time.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk--the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Interest Rate Risk--fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk--particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk--market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk--factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Non-Diversifled Fund Risk--the Fund is non-diversifled and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the
Fund at greater risk.

Prepayment Risk--many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk--investors may have difflculty reinvesting payments from debtors and may receive lower rates than from their original investments.

State Concentration Risk--economic, political, or regulatory changes that affect
California could adversely affect municipal bond issuers in California.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.
Calendar Year Total Returns as of 12/31/11

Best Quarter: 4.40% (3rd Quarter 2004) Worst Quarter: -3.39% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Managers California Intermediate Tax-Free Fund	Return Before Taxes	9.58%	4.31%	4.39%
Managers California Intermediate Tax-Free Fund After Taxes on Distributions	Return After Taxes on Distributions	9.58%	4.26%	4.27%
Managers California Intermediate Tax-Free Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.57%	4.18%	4.26%
Managers California Intermediate Tax-Free Fund Barclays Capital 5-Year Municipal Bond Index	Barclays Capital 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.93%	5.72%	4.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.